Financial liabilities measured at FVTPL - Summary of movement of warrant liability (Parenthetical) (Details) ¥ in Millions	May 31, 2023 CNY (¥) shares
Financial Liabilities Measured At Fair Value Through Profit Or Loss [Abstract]
Issue of warrant shares | shares	1,382,929
Increase decrease in fair value measurement warrant liabilities | ¥	¥ 32.8